Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

13.Loss per share

The following table sets forth basic and diluted net income per common share computational data (in thousands, except per share data):

	2023	2022	*	2021

Loss attributable to equity holders ($'000)	(1,988,178)	(468,966)		(26,121)
Less: allocation of loss to non-controlling interest ($'000)	(11,569)	(9,959)		(289)
Loss attributable to IHS common shareholders ($'000)	(1,976,609)	(459,007)		(25,832)

Basic weighted average shares outstanding (‘000)**	333,176	330,963		301,185
Potentially dilutive securities (‘000)**	1,980	5,083		20,323
Potentially dilutive weighted average common shares outstanding (‘000)**	335,156	336,046		321,508

Loss per share:
Basic loss per share ($)	(5.93)	(1.39)		(0.09)
Diluted loss per share ($)	(5.93)	(1.39)		(0.09)

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

**On October 13, 2021 all of the outstanding Class A and Class B shares of the Company were exchanged on a 500 to 1 basis for ordinary shares. The loss per share is based on the new number of shares. The comparatives have also been adjusted. Refer to note 25 for further information.

Potentially dilutive securities represent share-based compensation, but these securities are currently anti-dilutive and thus do not impact diluted loss per share.